                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4007

                    SMITH BARNEY INTERNATIONAL LARGE CAP FUND
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (800) 451-2010

                     Date of fiscal year end: DECEMBER 31
                     Date of reporting period: JUNE 30,2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

Semi-Annual Report • June 30, 2003

SMITH BARNEY

INTERNATIONAL LARGE CAP FUND

What’s Inside

Letter from the Chairman	1

Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Notes to Financial Statements	8

Financial Highlights	14

TEAM MANAGEMENT

The Fund’s subadviser uses a team approach to global investing which is based on exhaustive research that is intensely focused. The team is led by a group of seasoned investment professionals with extensive industry expertise. The team looks for analytical consistency through intensive modeling and strict application of a consistent valuation method.

FUND OBJECTIVE

The Fund seeks to provide long-term capital growth. Dividend income, if any, is incidental to this goal.

FUND FACTS

FUND INCEPTION

March 1, 1991

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

Investment Products: Not FDIC Insured • Not Bank Guaranteed • May Lose Value

L E T T E R   F R O M  T H E  C H A I R M A N

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that,“Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future.As always, thank you for entrusting your assets to us.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2003

1	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)	June 30, 2003

SHARES	SECURITY	INDUSTRY	VALUE

COMMON STOCKS—100%
Australia — 2.8%
70,748	Australia & New Zealand Bank	Banks	$884,045
29,423	News Corporation	Media	221,268

			1,105,313

Denmark — 1.3%
14,907	Novo Nordisk AS	Pharmaceuticals	522,636

Finland — 3.6%
52,464	Nokia AB	Communications Equipment	863,410
53,193	Stora Enso OYJ	Paper & Forest Products	595,333

			1,458,743

France — 11.2%
4,739	Aventis SA	Pharmaceuticals	261,159
25,336	BNP Paribas	Banks	1,289,566
10,847	Bouygues	Wireless Telecommunication Services	299,942
11,674	Carrefour	Food & Drug Retailing	573,108
6,973	Sanofi-Synthelabo	Pharmaceuticals	409,055
7,960	Suez	Utilities	126,902
5,947	TotalFinaElf	Oil and Gas	900,215
22,635	Veolia Environnement	Utilities	466,043
7,765	Vivendi Universal	Media	141,567

			4,467,557

Germany — 5.6%
6,836	Altanta AG	Pharmaceuticals	431,999
10,603	DaimlerChrysler AG	Automobiles	370,762
8,333	Deutsche Bank AG	Banks	541,363
10,830	E ON AG	Utilities	557,709
9,842	Metro AG	Multiline Retail	318,680

			2,220,513

Ireland — 1.1%
29,987	Allied Irish Banks	Banks	448,748

Italy — 5.8%
24,741	Alleanza Assicuraz	Insurance	235,635
69,661	ENI	Oil & Gas	1,055,280
213,475	Unicredito Italiano	Banks	1,019,031

			2,309,946

Japan — 21.3%
4,500	Advantest	Semiconductor Equipment & Products	199,741
8,400	AEON Co., Ltd.	Multiline Retail	192,733
21,000	Canon Inc	Office Electronics	965,417
39,400	Denso Corp.	Auto Components	625,574
40	East Japan Railway	Road & Rail	178,215
9,000	Fuji Photo Film Co.	Leisure Equipment & Products	260,565
20,500	Honda Motor Co.	Automobiles	778,232
6,600	Hoya Corp.	Electronic Equipment & Instruments	455,400
39	Mitsubishi Tokyo Finance	Banks	176,689

See Notes to Financial Statements.

2	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)	June 30, 2003

SHARES	SECURITY	INDUSTRY	VALUE

Japan — (continued)
124,000	Mitsui Sumitomo Insurance Co.	Insurance	$576,263
183	NTT Corp Communication	Diversified Telecommunication Services	719,144
22,000	Ricoh Co.	Office Electronics	360,135
14,000	Shionogi & Co.	Pharmaceuticals	190,046
7,100	Sony Corp.	Household Durables	200,225
38,000	Sumitomo Electrical Industry	Electrical Equipment	278,053
26,000	Takeda Chemical Industry	Pharmaceuticals	960,995
53,600	Toyota Motor Corp.	Automobiles	1,390,814

			8,508,241

Netherlands — 4.1%
23,824	Fortis	Diversified Financials	411,054
10,626	Heineken NV	Beverages	377,677
1,310	ING Groep NV	Diversified Financials	22,798
15,400	Unilever NV	Food Products	827,591

			1,639,120

Singapore — 0.6%
32,359	United Overseas Bank Ltd.	Banks	227,887

Spain — 3.2%
55,850	Banco Bilbao Vizcaya Argentaria, SA	Banks	587,810
58,083	Téléfonica SA*	Diversified Telecommunication Services	675,449

			1,263,259

Switzerland — 5.5%
7,587	Credit Suisse Group	Banks	200,116
3,551	Nestle SA	Food Products	734,318
22,141	Novartis AG	Pharmaceuticals	878,039
3,351	Swiss Reinsurance	Insurance	186,070
3,696	UBS AG	Banks	206,047

			2,204,590

United Kingdom — 33.9%
10,178	AstraZeneca	Pharmaceuticals	408,804
100,053	BHP Billiton	Metals & Mining	527,555
57,750	BOC Group Plc.	Chemicals	742,163
264,302	BP Amoco Plc.	Oil & Gas	1,835,925
18,535	British Sky Broadcast	Media	205,724
11,623	Carnival Plc.	Hotels Restaurants & Leisure	353,687
182,418	Centrica	Gas Utilities	529,919
78,906	Diageo Plc.	Beverages	843,842
103,361	Hanson	Construction Materials	577,031
120,679	HSBC Holdings	Banks	1,428,208
355,084	Legal & General Group	Insurance	493,012
70,504	Lloyds TSB Group	Banks	501,397
40,560	National Grid Transco Plc.	Electric Utilities	275,541
43,750	Reed Elsevier Plc.	Media	364,645
123,263	Rentokil Initial	Commercial Services & Supplies	385,581
24,377	Royal Bank of Scotland Group	Banks	684,977
29,806	Smith & Nephew	Health Care Equipment & Supplies	171,570

See Notes to Financial Statements.

3	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)	June 30, 2003

SHARES	SECURITY	INDUSTRY	VALUE

United Kingdom — (continued)
312,291	Tesco	Food & Drug Retailing	$1,131,738
731,876	Vodafone	Wireless Telecommunication Services	1,433,516
57,305	Wolseley Plc.	Trading Companies & Distributors	634,857

			13,529,692

	TOTAL INVESTMENTS
	(Identified Cost — $37,495,661)		$39,906,245

* Non-income producing.

See Notes to Financial Statements.

4	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)	June 30, 2003

ASSETS:
Investments at value (Note 1A) (Identified Cost, $37,495,661)	$39,906,245
Foreign currency, at value (Cost, $102,621)	102,964
Cash	39,101
Dividends receivable	66,604
Receivable for shares of beneficial interest sold	6,882
Other receivable	74,432

Total Assets	40,196,228

LIABILITIES:
Payable for shares of beneficial interest repurchased	31,743
Distribution/Service fees payable (Note 3)	16,222

Accrued expenses and other liabilities	117,203

Total Liabilities	165,168

Net Assets	$40,031,060

NET ASSETS CONSIST OF:
Paid-in capital	$49,254,636
Accumulated net realized loss	(11,952,175)
Unrealized appreciation	2,420,495
Undistributed net investment income	308,104

Total Net Assets	$40,031,060

Computation of
Class A Shares:
Net Asset Value per share ($27,671,311/3,559,727 shares outstanding)	$7.77
Offering Price per share ($7.77 ÷ 0.95)	$8.18	*

Class B Shares:
Net Asset Value per share and offering price ($7,441,059/991,305 shares outstanding)	$7.51	**

Class L Shares:
Net Asset Value per share and offering price ($4,863,497/620,119 shares outstanding)	$7.84
Offering Price per share ($7.84 ÷ 0.99)	$7.92	**

Class Y Shares:***
Net Asset Value per share and offering price ($55,193/7,096 shares outstanding)	$7.78

*	Based upon single purchases of less than $25,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.
***	Commencement of Operations May 20, 2003.

See Notes to Financial Statements.

5	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
Dividend Income and Interest Income	574,108
Foreign Taxes Withheld	(60,550)

Total Investment Income	513,558

EXPENSES:
Management fees (Note 2)	110,440
Distribution/Service fees (Note 3)	55,033
Shareholder reports	47,964
Custody and fund accounting fees	41,413
Audit fees	37,906
Blue sky fees	29,522
Legal fees	26,863
Transfer agent fees	7,030
Trustees fees	708
Other	1,538

Total Expenses	358,417
Less: aggregate amount waived by the Manager (Note 2)	(110,440)

Net Expenses	247,977

Net Investment Income	265,581

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss from investment transactions	(4,501,659)
Net increase in unrealized appreciation on investments	4,844,483

Net Realized and Unrealized Gain (Loss) from Investments	342,824

Net Increase in Net Assets from Operations	$608,405

See Notes to Financial Statements.

6	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	June 30, 2003	December 31,
	(unaudited)	2002

OPERATIONS:
Net investment income	$265,581	$50,164
Net realized loss	(4,501,659)	(2,918,788)
Unrealized appreciation (depreciation)	4,844,483	(144,429)

Net Increase (Decrease) in Net Assets From Operations	608,405	(3,013,053)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 8):
Net proceeds from sale of shares (Note 1)	23,802,790	2,825,136
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(2,832,431)	(2,173,653)

Net Increase in Net Assets From Transactions in Shares of Beneficial Interest	20,970,359	651,483

Net Increase (Decrease) in Net Assets	21,578,764	(2,361,570)
NET ASSETS:
Beginning of period	18,452,296	20,813,866

End of period†	$40,031,060	$18,452,296

Includes accumulated net investment income of:	$308,104	$42,523

See Notes to Financial Statements.

7	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney International Large Cap Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust.The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager is Smith Barney Fund Management LLC (the “Manager”). Effective January 21, 2003, the Manager delegated the daily management of the investments of the Fund to its affiliate, Citigroup Asset Management Ltd., as subadviser (the “Subadviser”). The Manager continues to oversee the Fund’s operations. Subject to the oversight of the Manager, the Subadviser selects the Fund’s investments.The Subadviser’s compensation is payable by the manager. Citigroup Global Markets Inc. (“CGM”), formerly known as Salomon Smith Barney Inc. (“SSB”), serves as the Fund’s distributor (the “Distributor”), and continues to sell Fund shares to the public as a member of the selling group.The Manager, Subadviser and Distributor are subsidiaries of Citigroup. On April 17, 2003 the Smith Barney World European Portfolio transferred all of its assets to the Smith Barney International Large Cap Fund, which amounted to $22,226,628 which includes $172,837 of accumulated realized loss on investments and $2,246,233 of unrealized depreciation.

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder record keeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $24,820 to CTB.

The Fund offers Class A, Class B, Class L and Class Y shares. Class A shares have a front-end, or initial, sales charge.This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were to liquidate. Class A shares have lower expenses than Class B shares. For the six months ended June 30, 2003, management has informed the Fund that the Distributor received $4,000 and $4,000 from sales of Class A and Class L shares, respectively, and $2,000 and $0 in deferred sales charges from redemptions of Class B and Class L shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at

8	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

fair value as determined in good faith by or at the direction of the Trustees.Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.Translation of foreign currency includes net exchange gains and losses resulting from the disposition of foreign currency and the difference between the amount of investment income, expenses and foreign withholding taxes recorded and the actual amount received or paid.

C. Forward Foreign Currency Exchange Contracts The Fund may enter into forward foreign currency exchange contracts (“contracts”) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency.The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. Accounting for Investments Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. Federal Taxes The Fund’s policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions.Accordingly, no provision for federal income or excise tax is necessary.

F. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

G. Distributions Distributions to shareholders are recorded on ex-dividend date.The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31,

9	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

2002, the Fund reclassified $2,360,911 from paid in capital, $12,103 from undistributed net investment income and $2,373,014 to accumulated realized loss.

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly.The management fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets.The management fee amounted to $110,440, all of which was voluntarily waived for the six months ended June 30, 2003.

Effective January 21, 2003, the Manager delegated the daily management of the investments of the Fund to its affiliate, the Subadviser, pursuant to a Subadvisory Agreement entered into between the Manager and the Subadviser.The Subadviser’s compensation is payable by the Manager. It is the responsibility of the Subadviser to make the day-to-day investment decisions for the Fund, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of the Manager.The Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the Fund and effecting securities transactions for the Fund.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain officers and a Trustee of the Fund are employed by the Manager or its affiliates.

3. Distribution/Service Fees

The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund paid monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund.The Service fees for Class A shares amounted to $24,949 for the six months ended June 30, 2003. Under the Class B and Class L Service Plan, the Fund may pay a combined monthly distribution and service fees at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and L shares of the Fund.The Service fees for Class B and L amounted to $17,060 and $13,024, respectively, for the six months ended June 30, 2003.

10	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders.The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $47,455,238 and $26,133,148, respectively, for the six months ended June 30, 2003.

5. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2003 as computed on a federal income tax basis, are as follows:

Aggregate cost	$37,495,661

Gross unrealized appreciation	$3,379,136

Gross unrealized depreciation	(968,552)

Net unrealized appreciation	$2,410,584

6. Income Tax Information and Distributions to Shareholders

At December 31, 2002 the tax basis components of distributable earnings were:

Undistributed ordinary income	$46,341

Accumulated capital losses	$(7,561,527)

Unrealized depreciation	$(1,980,365)

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the Fund’s in-kind redemption received in exchange for the Fund’s investment in the Portfolio.

7. Financial Instruments

The Fund may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at June 30, 2003.

11	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

8. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Transactions in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2003		December 31, 2002

	Shares	Amount	Shares	Amount

Class A
Shares sold	1,584,326	$11,990,652	163,688	$1,348,839
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(253,834)	(1,870,478)	(241,913)	(1,903,970)

Net Increase (Decrease)	1,330,492	$10,120,174	(78,225)	$(555,131)

Class B
Shares sold	939,590	$2,898,746	87,869	$686,361
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(65,155)	(467,160)	(12,643)	(96,963)

Net Increase	874,435	$2,431,586	75,226	$589,398

Class L
Shares sold	532,828	$8,859,235	95,828	$789,936
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(66,241)	(494,793)	(22,452)	(172,720)

Net Increase	466,587	$8,364,442	73,376	$617,216

Class Y*
Shares sold	7,096	$54,157	—	—
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase	7,096	$54,157	—	—

* May 20, 2003 (Commencement of Operations)

9. Capital Loss Carryforward

The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a loss carryover of $7,561,527 of which $6,043,136 will expire on December 31, 2009 and $1,518,391 will expire on December 31, 2010. In addition the Fund had $333,554 of capital losses realized after October 31, 2002 which were deferred for Federal tax purposes to the first day of the following fiscal year.

10.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the

12	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

13	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Financial Highlights

For a share of each class of Capital Stock:

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Class A Shares	(unaudited)		2002	2001		2000		1999		1998

Net Asset Value, Beginning of Period	$7.39		$8.57	$10.91		$15.92		$12.60		$11.42

Income (Loss) From Operations:
Net investment income (loss)	0.075	†	0.023 †	(0.013)	(0.093)			(0.077	)†	(0.009	)†
Net realized and unrealized gain (loss)	0.305		(1.203)	(2.291)	(3.858)			4.452		1.996

Total Income (Loss) From Operations	0.380		(1.180)	(2.304)	(3.951)			4.375		1.987

Less Distributions From:
Net investment income	—		—	(0.015)		—		—		(0.008)
In excess of net investment income	—		—	—		—		—		(0.001)
Net realized gain	—		—	(0.021)	(1.059)			(1.055)		(0.798)

Total Distributions	—		—	(0.036)	(1.059)			(1.055)		(0.807)

Net Asset Value, End of Period	$7.77		$7.39	$8.57		$10.91		$15.92		$12.60

Total Return	5.14	%**	(13.77)%	(21.13)%	(24.82)%			35.66%		17.62%

Net Assets, End of Period (000s)	$27,671		$16,469	$19,767		$27,365		$25,058		$21,132

Ratios to Average Net Assets:
Expenses	1.75	%*	1.75%	1.75	%(A)	1.75	%(A)	1.75	%(A)	1.75	%(A)
Net investment income (loss)	2.12	%*	0.31%	(0.13)%		(0.91)%		(0.49)%		(0.17)%

Portfolio Turnover Rate		98%	88%	96%		—		—		—

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss) per share	$0.045	†	$(0.066)†	$(0.113)		$(0.109)		$(0.210	)†	$(0.011	)†
Ratios:
Expenses to average net assets	2.60	%*	2.95%	2.76	%(A)	1.91	%(A)	1.90	%(A)	1.80	%(A)
Net investment income (loss) to average
net assets	1.27	%*	(0.89)%	(1.14)%		(1.07)%		(0.64)%		(0.22)%

*	Annualized
**	Not Annualized
(A)	Includes the Fund’s share of International Equity Portfolio allocated expenses for the periods indicated.
†	The per share amounts were computed using a monthly average number of shares outstanding during the year.

See Notes to Financial Statements.

14	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

								January 4, 1999
	Six Months							(Commencement
	Ended		Year Ended December 31,					of Operations) to
	June 30, 2003							December 31,
Class B Shares	(unaudited)		2002	2001		2000		1999

Net Asset Value, Beginning of Period	$7.16		$8.36	$10.73		$15.81		$12.87

Income (Loss) From Operations:
Net investment income (loss)	0.060	†	(0.035)†	(0.076)		(0.174)		(0.095)
Net realized and unrealized gain (loss)	0.290		(1.165)	(2.258)		(3.847)		4.090

Total Income (Loss) From Operations	0.350		(1.200)	(2.334)		(4.021)		3.995

Less Distributions From:
Net investment income	—		—	(0.015)		—		—
Net realized gain	—		—	(0.021)		(1.059)		(1.055)

Total Distributions	—		—	(0.036)		(1.059)		(1.055)

Net Asset Value, End of Period	$7.51		$7.16	$8.36		$10.73		$15.81

Total Return	4.89	%**	(14.35)%	(21.76)%		(25.44)%		31.95	%**

Net Assets, End of Period (000s)	$7,441		$836	$348		$434		$323

Ratios to Average Net Assets:
Expenses	2.50	%*	2.50%	2.50	%(A)	2.50)	%(A)	2.50	%*(A)
Net investment income (loss)	1.78	%*	(0.50)%	(0.85)%		(1.60)%		(1.24	)%*

Portfolio Turnover Rate	98%		88%	96%		—		—

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment income (loss) per share	$0.031	†	$(0.119)†	$(0.169)		$(0.192)			$(0.108)
Ratios:
Expenses to average net assets	3.35	%*	3.70%	3.51	%(A)	2.66	%(A)	2.70	%*(A)
Net investment income (loss) to average net assets	0.93	%*	(1.70)%	(1.86)%		(1.76)%		(1.44	)%*

*	Annualized
**	Not Annualized
(A)	Includes the Fund’s share of International Equity Portfolio allocated expenses for the periods indicated.
†	The per share amounts were computed using a monthly average number of shares outstanding during the year.

See Notes to Financial Statements.

15	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

								January 4, 1999
	Six Months							(Commencement
	Ended		Year Ended December 31,					of Operations) to
	June 30, 2003							December 31,
Class B Shares	(unaudited)		2002	2001		2000		1999

Net Asset Value, Beginning of Period	$7.16		$8.36	$10.73		$15.81		$12.87

Income (Loss) From Operations:
Net investment income (loss)	0.060	†	(0.035)†	(0.076)		(0.174)		(0.095)
Net realized and unrealized gain (loss)	0.290		(1.165)	(2.258)		(3.847)		4.090

Total Income (Loss) From Operations	0.350		(1.200)	(2.334)		(4.021)		3.995

Less Distributions From:
Net investment income	—		—	(0.015)		—		—
Net realized gain	—		—	(0.021)		(1.059)		(1.055)

Total Distributions	—		—	(0.036)		(1.059)		(1.055)

Net Asset Value, End of Period	$7.51		$7.16	$8.36		$10.73		$15.81

Total Return	4.89	%**	(14.35)%	(21.76)%		(25.44)%		31.95	%**

Net Assets, End of Period (000s)	$7,441		$836	$348		$434		$323

Ratios to Average Net Assets:
Expenses	2.50	%*	2.50%	2.50	%(A)	2.50	%(A)	2.50	%*(A)
Net investment income (loss)	1.78	%*	(0.50)%	(0.85)%		(1.60)%		(1.24	)%*

Portfolio Turnover Rate	98%		88%	96%		—		—

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:
Net investment income (loss) per share	$0.031	†	$(0.119)†	$(0.169)		$(0.192)			$(0.108)
Ratios:
Expenses to average net assets	3.35	%*	3.70%	3.51	%(A)	2.66	%(A)	2.70	%*(A)
Net investment income (loss) to average net assets	0.93	%*	(1.70)%	(1.86)%		(1.76)%		(1.44	)%*

*	Annualized
**	Not Annualized
(A)	Includes the Fund’s share of International Equity Portfolio allocated expenses for the periods indicated.
†	The per share amounts were computed using a monthly average number of shares outstanding during the year.

See Notes to Financial Statements.

16	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	May 20, 2003
	(Commencement
	of Operations) to
Class Y Shares	to June 30, 2003

Net Asset Value, Beginning of Period	$7.46

Income From Operations:
Net investment income	0.017	†
Net realized and unrealized gain	0.303

Total Income From Operations	0.320

Less Distributions From:
Net investment income	—
Net realized gain	—

Total Distributions	—

Net Asset Value, End of Period	$7.78

Total Return	4.29	%**

Net Assets, End of Period (000s)	$55

Ratios to Average Net Assets:
Expenses	1.35	%*
Net investment income	1.77	%*

Portfolio Turnover Rate	98%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income (loss) per share and the ratios would have been as follows:

Net investment gain per share	0.009	†
Ratios:
Expenses to average net assets	2.20	%*
Net investment income to average net assets	0.92	%*

*	Annualized
**	Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the year.

See Notes to Financial Statements.

17	Smith Barney International Large Cap Fund	|	2003 Semi-Annual Report to Shareholders

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SMITH BARNEY
   INTERNATIONAL LARGE CAP FUND

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong Jr.
R. Richardson Pettit
Walter E. Robb, III

OFFICERS
R. Jay Gerken, CFA*
President and Chief
Executive Officer

Lewis E. Daidone*
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary

* Affiliated Person of
Investment Manager

INVESTMENT MANAGER
Smith Barney Fund Management

SUBADVISER
Citigroup Asset Management Ltd

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank
& Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Smith Barney Trust II

Smith Barney International Large
Cap Fund

The fund is a separate investment fund of the Smith Barney Trust II, a Massachusetts corporation.

This report is submitted for general information of the shareholders of Smith Barney Trust II — Smith Barney International Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, NY 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2003 Citigroup Global Markets Inc. Member NASD, SIPC

FD02696 8/03	03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
              Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
              procedures required by Rule 30a-3 (b) under the 1940 Act and
              15d-15 (b) under the Securities Exchange Act of 1934.

         (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year
              (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) Attached hereto.

         Exhibit 99.CERT          Certifications pursuant to section 302 of the
                                  Sarbanes-Oxley Act of 2002
         (b)

         Exhibit 99.906CERT       Certifications pursuant to Section 906 of the
                                  Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

By:      /s/ R. Jay Gerken
         -----------------------------------------
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Date:    AUGUST 14, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         -----------------------------------------
         (R. Jay Gerken)
         Chief Executive Officer of
         SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Date:    AUGUST 14, 2003

By:      /s/ LEWIS E. DAIDONE
         -----------------------------------------
         Chief Administrative Officer of
         SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Date:    AUGUST 14, 2003